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APPENDIX I        UNITED STATES                             OMB APPROVAL
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           SECURITIES AND EXCHANGE COMMISSION          OMB Number:   3235-0456
                 Washington, D.C. 20549                Expires: June 30, 2009
                                                       Estimated average burden
                                                       hours per response.... 2
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                    FORM 24F-2
          ANNUAL NOTICE OF SECURITIES SOLD
                PURSUANT TO RULE 24F-2

 Read instructions at end of Form before preparing Form. Please print or type.

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1.    NAME AND ADDRESS OF ISSUER:
                          Neuberger Berman Equity Funds
                          605 Third Avenue, 2nd Floor
                          New York, NY 10158-0180

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2.    THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS
FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): /X/



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3.    INVESTMENT COMPANY ACT FILE NUMBER:     811-582

      SECURITIES ACT FILE NUMBER:    002-11357


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4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                         August 31, 2006

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4(b). CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)          N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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


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4(c). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.
                                                                       N/A

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

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5.    CALCULATION OF REGISTRATION FEE:
                        (I) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
                            PURSUANT TO SECTION 24(F):                                                             $8,765,698,324.07
                                                                                                                   -----------------

                       (II) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                                                                $5,607,533,240.60
                                                                                                -----------------

                      (III) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
                            DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER
                            11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
                            FEES PAYABLE TO THE COMMISSION:                                     $0
                                                                                                --

                       (IV) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(II) AND 5(III):                         $5,607,533,240.60
                                                                                                                   -----------------

                        (V) NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM 5(IV)
                            SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:                                                   $3,158,165,083.47
                                                                                                                   -----------------

                       (VI) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS                $0
                                                                                                --
                            - IF ITEM 5(I) IS LESS THAN ITEM 5(IV) [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:

                      (VII) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
                            INSTRUCTION C.9):                                              X                           $0.0001070
                                                                                                                       ----------

                     (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
                            5(VII)] (ENTER 'O' IF NO FEE IS DUE):                          =                             $337,923.66
                                                                                                                         -----------


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6.    PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

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7.    'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE
END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                                                           +                             $      0
                                                                                                                         ----------

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8.    TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(VII) PLUS LINE 7]:
                                                                                           =                             $337,923.66
                                                                                                                         -----------
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

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9.    DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
COMMISSION'S LOCKBOX DEPOSITORY:
                11/28/2006
        Method of Delivery:
                     [X] Wire Transfer
                         Mail or other means
                                               SEC Account Number: 0000044402
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*  /s/ John M. McGovern
                            ---------------------------------------------------
                            Name

                            John M. McGovern, Treasurer and Principal Accounting
                                                          and Financial Officer
                            ----------------------------------------------------
                            Title

Date    11/29/2006

  *(Please print the name and title of the signing officer below the signature.